23. Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

A summary of financial data for the four quarters of 2014 and 2013 is presented below:

	Quarters in 2014 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,618,276	$5,714,147	$5,829,041	$5,788,813
Interest expense	793,290	777,996	761,009	723,449
Provision for loan losses	135,000	135,000	135,000	135,000
Non-interest income	1,313,501	1,337,222	1,244,680	1,246,348
Non-interest expense	4,712,196	4,488,406	4,411,428	4,417,782
Net income	1,071,565	1,284,386	1,377,189	1,391,768
Earnings per common share	0.22	0.26	0.28	0.28

	Quarters in 2013 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,562,049	$5,804,849	$5,607,136	$5,665,748
Interest expense	934,797	892,403	819,426	795,508
Provision for loan losses	206,250	120,000	137,500	206,250
Non-interest income	1,368,192	1,520,858	1,540,425	1,553,093
Non-interest expense	4,589,290	4,818,263	4,471,596	4,413,325
Net income	1,041,778	1,238,344	1,354,933	1,451,600
Earnings per common share	0.21	0.25	0.28	0.29